                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07109

Morgan Stanley Insured Municipal Securities
                            (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                         COUPON      MATURITY
       THOUSANDS                                                                          RATE         DATE               VALUE
       ---------                                                                          ----         ----               -----

                     TAX-EXEMPT MUNICIPAL BONDS  (97.7%)
                     General Obligation  (9.3%)
            $1,000   Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)            9.298++ %  03/01/26     $     1,067,620
             1,500   Community Unit School District 200, Illinois, Weaton
                       Warrenville Ser 2003 C (FSA)                                        5.25      10/01/22           1,577,340
             3,000   Illinois, First Ser 2002 (MBIA)                                      5.375      07/01/21           3,196,800
                     Houston, Texas,
               350     Refg Ser 2000 (FSA)                                                 5.75      03/01/17             390,484
             3,650     Refg Ser 2000 (FSA)                                                 5.75      03/01/17           4,122,346
             -----                                                                                                      ---------
             9,500                                                                                                     10,354,590
             -----                                                                                                     ----------

                     Educational Facilities Revenue  (3.8%)
             2,000   District of Columbia, National Academy of Sciences Ser 1999 A
                       (Ambac)                                                             5.00      01/01/19           2,064,720
             1,000   Ohio State University, General Receipts Ser 1999 (FSA)                5.25      12/01/19           1,070,980
             1,000   Southwest Higher Education Authority, Texas, Southern Methodist
             -----     University Ser 2002 (Ambac)                                         5.50      10/01/18           1,100,890
                                                                                                                        ---------
             4,000                                                                                                      4,236,590
             -----                                                                                                      ---------

                     Electric Revenue  (12.5%)
             4,000   Anchorage, Alaska, Refg Ser 1993 (MBIA)                               6.20      12/01/13           4,055,600
             3,500   Southern California Public Power Authority, Mangolia Power Ser A
                       2003 (AMBAC)                                                        5.00      07/01/21           3,620,785
             3,000   South Carolina Public Service Authority, 2003 Refg Ser A (Ambac)      5.00      01/01/21           3,103,530
             3,000   Bedford, Virginia, Hydro Ser 1994 (Ambac)                             5.25      06/01/25           3,065,130
             -----                                                                                                      ---------
            13,500                                                                                                     13,845,045
            ------                                                                                                     ----------

                     Hospital Revenue  (10.9%)
             3,000   Volusia County Health Facilities Authority, Florida, Memorial
                       Health Refg & Impr Ser 1994 (Ambac)                                 5.75      11/15/20           3,087,990
             3,000   Massachusetts Health & Educational Facilities Authority, Lahey
                       Clinic Medical Center Ser B (MBIA)                                 5.375      07/01/23           3,035,910
             3,000   New York City Health & Hospitals Corporation, New York, Health
                       System 2003 Ser B (Ambac)+                                          5.25      02/15/21           3,174,390
             2,600   New York State Dormitory Authority, Hospital Insurance Meeting
                       Ser A (FSA)                                                         5.25      08/15/19           2,791,984
            ------                                                                                                      ---------
            11,600                                                                                                     12,090,274
            ------                                                                                                     ----------

                     Industrial Development/Pollution Control Revenue  (2.7%)
             3,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc
             -----     Refg Ser 2003 B (AMT) (XLCA)                                        5.00      12/01/22           3,026,070
                                                                                                                        ---------

                     Mortgage Revenue - Multi-Family  (2.5%)
             2,715   Los Angeles Community Redevelopment Agency, California, Refg
             -----     Ser 1994 A (Ambac)                                                  6.55      01/01/27           2,772,015
                                                                                                                        ---------

                     Mortgage Revenue - Single Family  (0.6%)
               615   Virginia Housing Development Authority, 2001 Ser J (MBIA)             5.20      07/01/19             629,459
               ---                                                                                                        -------

                     Public Facilities Revenue  (8.9%)
             4,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)           5.00      07/01/26           4,027,120

             1,700   Jacksonville, Florida, Excise Tax, Refg Ser 2002 (AMT) (MBIA)         5.25      10/01/20           1,802,034
             2,000   New Albany - Floyd County School Building Corporation, Indiana,
                       Ser 2002 (FGIC)                                                    5.125      01/15/27           2,034,200
             2,000   Michigan Municipal Bond Authority, Ser 1994 A (FGIC)                  6.00      12/01/13           2,069,940
             -----                                                                                                      ---------
             9,700                                                                                                      9,933,294
             -----                                                                                                      ---------

                     Recreational Facilities Revenue  (6.1%)
             2,000   Florida Department of Environmental Protection, Preservation 2000
                       Ser 1999 A (FGIC)                                                   5.25      07/01/13           2,195,400
             1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC)           6.15      10/01/20           1,007,100
             2,500   Metropolitan Pier & Explosion Authority, Illinois, McCormick Place
                       Ser 2002 A (MBIA)                                                   5.25      06/15/42           2,532,575
             1,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                     5.25      12/01/32           1,014,450
             -----                                                                                                      ---------
             6,500                                                                                                      6,749,525
             -----                                                                                                      ---------

                     Resource Recovery Revenue  (2.7%)
             2,750   Massachusetts Development Finance Agency, SEMASS Ser 2001
             -----     A (MBIA)                                                           5.625      01/01/16           3,018,620
                                                                                                                        ---------

                     Transportation Facilities Revenue  (17.3%)
             1,500   Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport
                       Ser 2002 B (AMT) (FGIC)                                             5.75      07/01/18           1,644,405
             3,000   Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT)
                       (Ambac)                                                             6.00      11/15/18           3,301,020
             1,000   Metropolitan Washington DC Airport Authority, Ser 2004 C
                       (AMT) (FSA)                                                         5.00      10/01/20           1,013,870
             2,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                            5.00      01/01/33           1,995,400
             2,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser
                       2001 (AMT)(Ambac)                                                  5.375      01/01/32           2,021,840
             3,000   New Jersey Turnpike Authority, Ser 2003 A (FGIC)                      5.00      01/01/27           3,037,560
             2,000   Metropolitan Transportation Authority, New York, State Service
                       Contract Ser 2002 A (MBIA)                                          5.50      01/01/19           2,188,780
             1,000   Pennsylvania Turnpike Commission, 2004 Ser A (Ambac)                  5.00      12/01/34           1,001,210
             3,000   Dallas Area Rapid Transportation, Texas, Ser 2001 (Ambac)             5.00      12/01/26           3,004,350
             -----                                                                                                      ---------
            18,500                                                                                                     19,208,435
            ------                                                                                                     ----------

                     Water & Sewer Revenue  (14.1%)
             1,000   Los Angeles, California, Water & Power Ser C                          5.00      07/01/25           1,015,990
             1,000   Indianapolis Local Public Improvement Bond Bank, Indiana,
                       Waterworks Ser 2002 A (MBIA)                                        5.50      07/01/19           1,096,660
             1,000   Kansas Development Finance Authority, Public Water Supply Ser
                       2000-2 (Ambac)                                                      5.50      04/01/21           1,085,560
             2,000   Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)             5.00      07/01/30           1,995,600
             2,000   Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC)                  4.75      11/15/17           2,062,660
                     Houston, Texas,
             2,000     Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                         5.50      12/01/16           2,202,340
             2,000     Utilities System Revenue, 1st Lien Ser A                            5.25      05/15/23           2,102,220
             2,000   San Antonio, Texas, Water & Refg Ser 2002 (FSA)                       5.00      05/15/28           2,000,740
             2,000   King County, Washington, Sewer Refg 2001 (FGIC)                      5.125      01/01/20           2,084,060
             -----                                                                                                      ---------
            15,000                                                                                                     15,645,830
            ------                                                                                                     ----------

                     Other Revenue  (6.1%)
             1,000   California , Economic Recovery Ser 2004 A (MBIA)                      5.00      07/01/15           1,081,610
                       New York City Transitional Finance Authority,
                       New York,
             2,000     2003 Ser D (MBIA)                                                   5.25      02/01/20           2,136,320
             1,500     2004 Ser C (MBIA)                                                   5.00      02/01/21           1,561,590
             2,000   Philadelphia, Pennsylvania, Gas Works Second Ser 1998 (FSA)           5.00      07/01/23           2,030,620
             -----                                                                                                      ---------
             6,500                                                                                                      6,810,140
             -----                                                                                                      ---------

           103,880   TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $103,633,080)                                             108,319,887
           -------                                                                                                    -----------

                     SHORT- TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (1.6%)
               700   Missouri Health & Educational Facilities Authority, Cox Health
                       System Ser 1997 (MBIA) (Demand 08/02/04)                            1.10*     06/01/15             700,000
             1,100   University of North Carolina, Hospitals at Chapel Hill Ser 2001 A
             -----     (Demand 08/02/04)                                                   1.08*     02/15/31           1,100,000
                                                                                                                        ---------
             1,800   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (COST $1,800,000)                                1,800,000
             -----                                                                                                      ---------

          $105,680   TOTAL INVESTMENTS (COST $105,433,080) (A) (B)               99.3%                                110,119,887
          ========   OTHER ASSETS IN EXCESS OF LIABILITIES                        0.7%                                    771,832
                                                                                -----                                -----------
                  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                  100.0%                               $110,891,719
                                                                                =====                                ============

--------------------------------
  AMT    Alternative Minimum Tax.

  COPs   Certificates of Participation.

  ROLS   Reset Option Longs.

    +    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $130,000.

   ++    Current coupon rate for inverse floating rate municipal obligation.
         This rate resets periodically as the auction rate on the related obligations have total value of $1,067,620 which represents 1.0% of net assets applicable to common shareholders.

   *     Current coupon of variable rate demand obligation.

  (a)    Securities have been designated as collateral in an amount equal to
         $16,024,077 in connection with open futures contracts.

  (b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,724,228 and the aggregate gross unrealized depreciation is $37,421, resulting in net unrealized appreciation of $4,686,807.

Bond Insurance:
---------------

 Ambac   Ambac Assurance Corporation.
  FGIC   Financial Guaranty Insurance Company.
  FSA    Financial Security Assurance Inc.
  MBIA   Municipal Bond Investors Assurance Corporation.
  XLCA   XL Capital Assurance Inc..

Future Contracts Open at July 31, 2004:

                                                 DESCRIPTION,
          NUMBER OF                              DELIVERY MONTH             UNDERLYING FACE           UNREALIZED
          CONTRACTS         LONG/SHORT              AND YEAR                AMOUNT AT VALUE          DEPRECIATION
          ---------         ----------              --------                ---------------          ------------

              50               Short         U.S. Treasury Note 5Yr          $(5,475,000)             $(93,247)
                                                 September/2004

             100               Short        U.S. Treasury Note 10Yr          (11,071,875)             (299,963)
                                                 September/2004
                                                                                                     ---------
                                                 Total unrealized depreciation ...... .......        $(393,210)
                                                                                                     =========

                                                     Geographic Summary of Investments

                                         Based on Market Value as a Percent of Total Investments

Alaska                        3.7%      Hawaii             3.7%           New Jersey            2.8%        Virginia        3.3%

Arizona                       1.5       Illinois           8.5            New York             10.8         Washington      1.9
                                                                                                                            ---

California                    7.7       Indiana            2.8            North Carolina        1.0

Colorado                      3.0       Kansas             1.0            Ohio                  3.8

District of Columbia          2.8       Massachusetts      5.5            Pennsylvania          2.8

Florida                      11.0       Michigan           3.7            South Carolina        2.8

Georgia                       1.8       Missouri           0.6            Texas                13.5         Total         100.0%
                                                                                                                          ======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Insured
        Municipal Securities;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)     Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)     Omitted;

        (c)     Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)     Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
                registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)     All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)     Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2004

                                          /s/ Ronald E. Robison
                                          Ronald E. Robison
                                          Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

6.      I have reviewed this report on Form N-Q of Morgan Stanley Insured
        Municipal Securities;

7.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

9.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)     Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)     Omitted;

        (c)     Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)     Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
                registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.     The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)     All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)     Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2004

                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer